Federated Hermes U S Treasury Cash Reserves Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Cash Reserve Shares [Member] | IS
Prospectus [Line Items]
Average Annual Return, Percent	4.12%	3.10%	2.04%